Donations and Community Investments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of Donations and Community Investments [Abstract]
Disclosure of Donations and Community Investments

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2025	2024	2025	2024

Local donations and community investments 1	$793	$407	$1,625	$1,096

Partner donations and community investments 2	1,551	296	2,308	1,177

Environmental and innovation investments 3	24	-	1,127	-

Total donations and community investments	$2,368	$703	$5,060	$2,273

1)	The Local Community Investment Program supports organizations in Vancouver and the Cayman Islands, where Wheaton’s offices are located.
2)	The Partner Community Investment Program supports the communities influenced by Mining Partners’ operations.
3)	Includes the Company’s funding of initiatives that reduce environmental impacts and support innovation and efficiency in mining, including costs associated with the Future of Mining Challenge.